Debt securities - Summary of exposure to debt securities (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt securities
Disclosure of financial assets [line Items]
Financial assets	€ 107,048	€ 98,864
Debt Securities at FVOCI
Disclosure of financial assets [line Items]
Financial assets	46,343	41,116	€ 31,625
Debt Securities at FVOCI | Debt securities
Disclosure of financial assets [line Items]
Financial assets	42,647	38,281
Debt Securities at AC | Debt securities
Disclosure of financial assets [line Items]
Financial assets	49,537	48,313
Debt securities at fair value through other comprehensive income and amortised cost | Debt securities
Disclosure of financial assets [line Items]
Financial assets	92,184	86,594
Trading assets | Debt securities
Disclosure of financial assets [line Items]
Financial assets	9,952	6,907
Debt securities designated and measured at fair value through profit or loss | Debt securities
Disclosure of financial assets [line Items]
Financial assets	4,058	4,470
Debt securities mandatorily measured at fair value through profit or loss | Debt securities
Disclosure of financial assets [line Items]
Financial assets	854	894
Total debt securities at fair value through profit or loss | Debt securities
Disclosure of financial assets [line Items]
Financial assets	€ 14,864	€ 12,270